Bankruptcy Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016
Debt Instrument [Line Items]
Debt Instrument, interest rate	10.00%
Convertible Notes Payable
Debt Instrument [Line Items]
Debt discount	$ 127,974	$ 146,920
10% Second Lien Notes
Debt Instrument [Line Items]
Debt Instrument, interest rate	10.00%	10.00%
Dent financing cost	$ 2,107	$ 2,250